                                    [PHOTO]

                     Semiannual Report February 29, 2000


Oppenheimer
Real Asset Fund

                                                  [LOGO OF OPPENHEIMER FUNDS(R)]

--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

      CONTENTS
---
 1    President's Letter

 3    An Interview with Your Fund's Managers

 9    Financial Statements

28    Officers and Trustees

29    OppenheimerFunds Family
---

Oil prices rose sharply over the past
six months, driving the GSCI Index and the Fund's share price higher.

Non-energy commodities provided mixed results, with industrial metals and agricultural products showing signs of strength while the price of gold has continued to languish.

We are optimistic that global economic growth should continue to support commodities prices.


Cumulative Total Returns
For the 6-Month Period Ended 2/29/00*

Class A
Without           With
Sales Chg.        Sales Chg.
----------------------------
22.44%            15.40%

Class B
Without           With
Sales Chg.        Sales Chg.
----------------------------
22.06%            17.06%

Class C
Without           With
Sales Chg.        Sales Chg.
----------------------------
21.97%            20.97%

Class Y
Without           With
Sales Chg.        Sales Chg.
----------------------------
22.52%            22.52%

Not FDIC Insured.
No Bank Guarantee.
May Lose Value.

*See page 7 for further details.

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------
Dear shareholder,

[PHOTO]  [PHOTO]

James C. Swain
Chairman
Oppenheimer
Real Asset Fund

Bridget A. Macaskill
President
Oppenheimer
Real Asset Fund

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

     Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

     That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

     The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.

                         1 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

     Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

     While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

     What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

     We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ James C. Swain           /s/ Bridget A. Macaskill

James C. Swain               Bridget A. Macaskill
March 21, 2000

                         2 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

[PHOTO]

Portfolio Management
Team (l to r)
Russell Read
John Kowalik
Kevin Baum

Q How did Oppenheimer Real Asset Fund perform during the six-month period that ended February 29, 2000?

A. The Fund provided very attractive returns during the reporting period. Our positive results were primarily the result of a steady and dramatic rise in the price of oil, which is a major component of the Goldman Sachs Commodities Index
(GSCI),1 and therefore has a strong influence on the return of the Fund.

     Perhaps most important, the Fund did a good job of providing portfolio diversification for its shareholders: the Fund's net asset value rose while bond prices fell sharply and stocks experienced high levels of volatility. We are pleased that shareholders who allocated a portion of their assets to the Fund enjoyed the risk-reducing benefits of diversification during the period.

Why did the price of oil rise so sharply?

Over the period, the price of oil rose from about $20 per barrel to more than $30 per barrel. The effects of this increase were definitely felt by consumers. Gasoline and home heating oil prices rose steadily, primarily the result of reduced supply and stronger demand. The organization of oil producing and exporting nations, known as OPEC, placed limits on the amount of oil each of its members could produce. At the same time, cold weather in the United States caused the demand for oil to rise sharply. When demand for a commodity increases and its supply remains constant, its price tends to rise.



1. While the Fund seeks to maintain a 90% or greater correlation with the GSCI, this projected correlation is a portfolio management technique and not a formal investment policy of the Fund. The correlation strategy can be changed by the Manager at any time and the Fund's performance may vary from its benchmark. Because the Fund's commodity-linked investments may be allocated to different commodity sectors in amounts that vary from the proportional weightings of the GSCI, the Fund is not an "index" fund.


                         3 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------
"The Fund has continued to demonstrate its effectiveness as a diversification tool, helping to reduce risks and enhance returns as a portion of a broad investment portfolio."

Did the prices of other commodities also rise?

Prices of industrial metals--such as copper and aluminum--rose during the reporting period. After suffering the adverse effects of 1998's global financial crisis, many of the world's emerging economies recovered during the second half of 1999, while growth remained strong in developed markets such as the United States and Europe. As a result, industries in recovering markets used more raw materials, and rising demand for industrial metals caused their prices to appreciate.

     Toward the end of the reporting period, we began to see an improvement in the prices of certain agricultural commodities. Importers worldwide have recently increased their grain orders, putting pressure on prices. In the live-stock market, the price of hogs has rallied from depressed levels reached early in 1999, while cattle prices have remained relatively unchanged.

     In the precious metals sector, the price of gold declined during the period. Central banks around the world have continued to sell gold reserves as they view gold as an under-performing asset. The metal has lost some of its prestige as a stable store of monetary value or as a hedge against political uncertainty. However, the price of platinum rose sharply, primarily because of a lack of exports from Russia, one of the world's leading platinum producers. Demand for platinum remained strong, especially for use in catalytic converters by car manufacturers.

How did the Fund fare as a portfolio diversification tool during the six-month period?

Because bond and commodities prices generally move in opposite directions when confronted by the same economic influences, they are considered negatively correlated. It is this inverse relationship that provides the benefits of diversification: when bond prices fall, commodities prices generally tend to rise.

                         4 OPPENHEIMER REAL ASSET FUND

Average Annual
Total Returns
For the Periods Ended 3/31/00/2/

Class A
                   Since
          1-Year   Inception
-------------------------------
          31.60%    -10.40%

Class B
                   Since
          1-Year   Inception
-------------------------------
          33.62%    -10.17%

Class C
                   Since
          1-Year   Inception
-------------------------------
          37.54%    -9.35%

Class Y
                   Since
          1-Year   Inception
-------------------------------
          39.98%    -8.46%

As we mentioned previously, we are very pleased with the Fund's diversification benefits during the period. The negative correlation of the Fund's returns with those in the bond markets was especially important for fixed-income investors, who encountered particularly difficult market conditions over the past six months. The economic growth in the United States and abroad continued to be higher than many analysts anticipated, giving rise to inflation fears. To help forestall a reacceleration of inflation, the Federal Reserve Board increased short-term interest rates four times between late June (before the reporting period began) and again early February. When interest rates rise, bond prices tend to fall.

     These same economic conditions were good for commodities prices, however. Stronger economic growth tends to support consumer and business demand for a variety of products, many of which use commodities in the manufacturing process.

     Although the stock market ended the period higher than its level six months earlier, many stocks were highly volatile. The recent movement of stock prices appeared to have no relationship to the rise of commodity prices, making the two asset classes non-correlated over the reporting period.

What is your outlook for real assets over the next six months?

We are optimistic. In our view, oil prices should stabilize near current levels. We expect the prices of other commodities, especially those that have not yet rallied, to strengthen if the global economy continues to grow. However, we do not believe that rising commodities prices are necessarily a harbinger of higher inflation. If commodity prices rise too much, consumers and businesses may cut back on other purchases, which could help reduce the rate of economic growth and reduce inflationary pressures.



2. See page 7 for further details.

                         5 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS                                        N
--------------------------------------------------------------------------------
Portfolio Allocation3

           [PIE CHART
 .  U.S. Government, Agencies & Mortgages   33.8%
 .  Commodity Linked Notes                  33.7
 .  U.S. Corporate Securities               20.3
 .  Cash Equivalents                        12.2


Although oil prices may not rise significantly in the future, we expect the price structure of oil to persist throughout 2000.

Regardless of near-term economic developments, we believe that Oppenheimer Real Asset Fund will continue to serve as an effective diversification tool. In fact, diversification is a fundamental part of what makes OppenheimerFunds The Right Way to Invest.


Sector Allocation4

Petroleum                                                                55.8%
--------------------------------------------------------------------------------
Agriculture                                                              17.0
--------------------------------------------------------------------------------
Livestock                                                                 9.5
--------------------------------------------------------------------------------
Industrial Metals                                                         8.7
--------------------------------------------------------------------------------
Natural Gas                                                               6.4
--------------------------------------------------------------------------------
Precious Metals                                                           2.6




3. Portfolio is subject to change. Percentages are as of February 29, 2000, and are dollar-weighted based on total market value of investments.

4. Portfolio is subject to change. Percentages are as of February 29, 2000, and are dollar-weighted based on percentage of commodity-linked notes. The Fund's allocation of its investments within each sector of the GSCI may differ (at times, significantly) from the sector weightings within the GSCI.

                         6 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Please note that Oppenheimer Real Asset Fund has a limited operating history, having been first offered 3/31/97, is non-diversified and invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this greater risk.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A. The inception date of the Fund was 3/31/97. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 3/31/97. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/31/97. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.

                         7 OPPENHEIMER REAL ASSET FUND

Financials




                        8 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS February 29, 2000 / Unaudited
--------------------------------------------------------------------------------

                                                                                Principal   Market Value
                                                                                  Amount     See Note 1
==========================================================================================================
Mortgage-Backed Obligations--28.5%
----------------------------------------------------------------------------------------------------------
Government Agency--12.9%
----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--12.1%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 1451, Cl. G,
7%, 9/15/06                                                                    $ 5,328,677   $ 5,323,669
----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 2039, Cl. PI, 10.065%, 2/15/121                                          14,509,139     2,289,723
Series 2178, Cl. PI, 10.379%, 8/15/291                                          15,800,000     3,732,750
----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 1993-138, Cl. JE, 8.908%, 8/25/231                                        14,057,142     7,871,999
Trust 1993-23, Cl. PN, 21.981%, 4/25/221                                         3,624,240     1,053,295
                                                                                            ------------
                                                                                              20,271,436
----------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--0.8%
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1997-5, Cl. PJ, 22.547%, 5/20/221                                         1,923,597       204,983
Series 1999-33, Cl. PI, 13.102%, 4/16/271                                        4,298,093       929,463
                                                                                              ----------
                                                                                               1,134,446
----------------------------------------------------------------------------------------------------------
Private--15.6%
----------------------------------------------------------------------------------------------------------
Commercial--14.8%
Ameriquest Finance Trust, Collateralized Mtg. Obligations:
Series 1999-1, CL D, 9.75%, 3/25/292                                             2,325,249     2,294,004
Series 2000-1, 8.50%, 8/17/01                                                   10,000,000     9,906,250
----------------------------------------------------------------------------------------------------------
Amortizing Residential Collateral Trust, Collateralized Mtg. Obligations,
Trust 2000-BC1, Cl. B, 8.146%, 1/25/303                                          2,000,000     2,000,000
----------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 12/25/282                                                       2,786,702     2,693,522
----------------------------------------------------------------------------------------------------------
Northwest Asset Securities Corp., Collateralized Mtg. Obligations,
Series 1996-5, Cl. A17, 8%, 11/25/26                                             3,500,000     3,452,969
----------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, Collateralized Mtg. Obligations,
Series 1999-OCA, Cl. 1, 9.50%, 4/1/292                                           1,901,556     1,854,612
----------------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations,
Series 1999-3, Cl. BB, 10.80%, 12/15/29                                          1,803,356     1,779,688
----------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1994-C2, Cl. G, 8%, 4/25/25                                                 845,129       804,589
                                                                                              ----------
                                                                                              24,785,634

                         9 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

                                                                                Principal  Market Value
                                                                                  Amount    See Note 1
--------------------------------------------------------------------------------------------------------
Residential--0.8%
Salomon Brothers Mortgage Securities VII, Series 1998-2,
Cl. 1, 5%, 11/25/27/2/                                                          $1,496,908   $ 1,416,917
                                                                                             -----------
Total Mortgage-Backed Obligations (Cost $47,794,835)                                          47,608,433

========================================================================================================
U.S. Government Obligations--4.7%

Freddie Mac Debs., 6.52%, 1/2/02/4/                                              4,870,000     4,844,457
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 6.125%, 12/31/01/4/                                          3,000,000     2,978,439
                                                                                             -----------
Total U.S. Government Obligations (Cost $7,994,899)                                            7,822,896

========================================================================================================
Corporate Bonds and Notes--20.0%
--------------------------------------------------------------------------------------------------------
Capital Goods--3.0%
--------------------------------------------------------------------------------------------------------
Manufacturing--3.0%
Tyco International Group Ltd. SA, 6.721% Nts., 9/5/00/3,5/                       5,000,000     4,999,440
--------------------------------------------------------------------------------------------------------
Financial--6.9%
--------------------------------------------------------------------------------------------------------
Diversified Financial--3.3%
Heller Financial, Inc., 6.33% Nts., Series G, 7/28/00/4/                         5,500,000     5,487,845
--------------------------------------------------------------------------------------------------------
Insurance--3.6%
Conseco, Inc., 7.875% Unsec. Nts., 12/15/00                                      6,000,000     5,997,654
--------------------------------------------------------------------------------------------------------
Technology--7.1%
--------------------------------------------------------------------------------------------------------
Computer Services--7.1%
Comdisco, Inc.:
5.75% Sr. Nts., 2/15/01                                                          7,000,000     6,894,153
6.04% Sr. Nts., Series G, 6/29/00                                                5,000,000     4,978,985
                                                                                             -----------
                                                                                              11,873,138
--------------------------------------------------------------------------------------------------------
Utilities--3.0%
--------------------------------------------------------------------------------------------------------
Electric Utilities--3.0%
Detroit Edison Co., 6.40% Sec. Nts., Series A-1, 7/15/00/4/                      5,000,000     4,976,000
                                                                                             -----------
Total Corporate Bonds and Notes (Cost $33,438,691)                                            33,334,077


                                                    Date      Strike      Contracts
========================================================================================================
Options Purchased--0.0%

Crude Oil Futures, 4/19/00 Put (Cost $81,375)      3/13/00     $27             75                 46,500

                        10 OPPENHEIMER REAL ASSET FUND

                                                                                Principal  Market Value
                                                                                  Amount    See Note 1
========================================================================================================
Structured Instruments--33.2%
AIG Goldman Sachs Commodity Index Total Return Linked Nts.,
6.40%, 1/26/016                                                                $ 6,000,000 $   8,545,032
--------------------------------------------------------------------------------------------------------
Bank of America Corp., Goldman Sachs Commodity Index
Total Return Linked Nts., 5.73%, 7/20/00/6/                                      8,000,000    10,804,000
--------------------------------------------------------------------------------------------------------
Business Development Bank (Canada), Goldman Sachs Commodity
Index Excess Return Linked Nts., 5.09%, 6/5/00/6/                                4,000,000     8,578,800
--------------------------------------------------------------------------------------------------------
Cargill Financial Services Corp., Goldman Sachs Commodity
Index Total Return Linked Nts.:
5.86%, 9/14/00/6/                                                               10,000,000    16,069,538
6.11%, 12/15/00/6/                                                               3,000,000     4,448,271
6.20%, 3/30/01/6/                                                                5,000,000     6,965,578
                                                                                            ------------
Total Structured Instruments (Cost $36,000,000)                                               55,411,219

========================================================================================================
Short-Term Notes--6.0%
FINOVA Capital Corp., 6.84%, 8/8/00                                              5,000,000     5,001,865
--------------------------------------------------------------------------------------------------------
Sierra Pacific Residental, 6.26%, 3/10/00                                        5,000,000     4,992,175
                                                                                            ------------
Total Short-Term Notes (Cost $10,017,675)                                                      9,994,040

========================================================================================================
Repurchase Agreements--6.0%
Repurchase agreement with Banc One Capital Markets, Inc.,
5.75%, dated 2/29/00, to be repurchased at $10,101,613 on 3/1/00, collateralized by U.S. Treasury Nts., 5.25%-7.875%, 5/31/00-5/15/08,
with a value of $9,446,707 and U.S. Treasury Bonds, 6.125%-11.875%,
11/15/03-8/15/29, with a value of $865,689 (Cost $10,100,000)                   10,100,000    10,100,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $145,427,475)                                       98.4%  164,317,165
--------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                        1.6     2,707,322
                                                                                ------------------------
Net Assets                                                                           100.0% $167,024,487
                                                                                ========================

1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
2. Identifies issues considered to be illiquid or restricted--see Note 7 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Securities with an aggregate market value of $18,286,741 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,999,440 or 2.99% of the Fund's net assets as of February 29, 2000.
6. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indices currently contain twenty-six commodities from the sectors of energy, metals and agricultural products. Individual components qualify for the inclusion in the index based on liquidity and are weighted by their respective world production quantities.

See accompanying Notes to Financial Statements.


                       11   OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2000
------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------
Investments, at value (cost $145,427,475)--see accompanying statement         $164,317,165
------------------------------------------------------------------------------------------
Cash                                                                               151,512
------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal paydowns                                                  1,634,837
Shares of beneficial interest sold                                               1,471,851
Daily variation on futures contracts                                               349,062
Other                                                                                3,619
                                                                              ------------
Total assets                                                                   167,928,046
------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                             734,496
Distribution and service plan fees                                                  55,776
Shareholder reports                                                                 50,115
Transfer and shareholder servicing agent fees                                       42,448
Other                                                                               20,724
                                                                              ------------
Total liabilities                                                                  903,559
------------------------------------------------------------------------------------------
Net Assets                                                                    $167,024,487
                                                                              ============
------------------------------------------------------------------------------------------
Composition of Net Assets
------------------------------------------------------------------------------------------
Paid-in capital                                                               $190,413,324
------------------------------------------------------------------------------------------
Undistributed net investment income                                              1,395,505
------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                       (44,372,047)
------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                      19,587,705
                                                                              ------------
Net assets                                                                    $167,024,487
                                                                              ============
------------------------------------------------------------------------------------------
Net Asset Value Per Share
------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redempton price per share (based on net assets of
$127,693,822 and 18,532,377 shares of beneficial interest outstanding)               $6.89
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                             $7.31
------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,055,741 and
3,193,513 shares of beneficial interest outstanding)                                 $6.91
------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $17,274,238 and 2,510,886 shares of beneficial interest outstanding)              $6.88
------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $686 and 100 shares of beneficial interest outstanding)                $6.86

See accompanying Notes to Financial Statements.

                      12 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2000
------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------
Interest                                                                       $ 4,466,603

------------------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------------------
Management fees                                                                    742,596
------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                            124,452
Class B                                                                             99,140
Class C                                                                             77,703
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fee                                       131,128
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                          5,231
------------------------------------------------------------------------------------------
Trustees' compensation                                                                 732
------------------------------------------------------------------------------------------
Other                                                                               59,321
                                                                               -----------
Total expenses                                                                   1,240,303
Less expenses paid indirectly                                                       (5,177)
                                                                               -----------
Net expenses                                                                     1,235,126

------------------------------------------------------------------------------------------
Net Investment Income                                                            3,231,477

------------------------------------------------------------------------------------------
Realized and Unrealized Gain
------------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                           12,440,514
Closing of futures contracts                                                     6,750,173
Closing and expiration of option contracts written                                 346,600
                                                                               -----------
Net realized gain                                                               19,537,287

------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investment              7,057,643
                                                                               -----------
Net realized and unrealized gain                                                26,594,930

------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                           $29,826,407
                                                                               ===========


See accompanying Notes to Financial Statements.

                      13 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           Six Months             Year
                                                                Ended            Ended
                                                        Feb. 29, 2000         Aug. 31,
                                                          (Unaudited)             1999
--------------------------------------------------------------------------------------
Operations
--------------------------------------------------------------------------------------
Net investment income                                    $  3,231,477     $  3,233,497
--------------------------------------------------------------------------------------
Net realized gain (loss)                                   19,537,287      (15,858,948)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation       7,057,643       21,857,973
                                                         -----------------------------
Net increase in net assets resulting from operations       29,826,407        9,232,522

--------------------------------------------------------------------------------------

Dividends and/or Distributions to Shareholders
--------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (2,172,198)      (3,917,119)
Class B                                                      (303,008)        (778,666)
Class C                                                      (244,158)        (524,527)
Class Y                                                           (13)             (39)

--------------------------------------------------------------------------------------
Beneficial Interest Transactions
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                    (2,419,827)      43,162,353
Class B                                                      (280,139)       1,213,947
Class C                                                    (1,366,455)       5,427,691

--------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------
Total increase                                             23,040,609       53,816,162
--------------------------------------------------------------------------------------
Beginning of period                                       143,983,878       90,167,716
                                                         -----------------------------
End of period (including undistributed net investment
income of $1,395,505 and $883,405, respectively)         $167,024,487     $143,983,878
                                                         =============================


See accompanying Notes to Financial Statements.

                      14 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                          Six Months                                          Year
                                                               Ended                                         Ended
                                                       Feb. 29, 2000                                      Aug. 31,
Class A                                                  (Unaudited)            1999           1998        1997/1/
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   5.74        $   5.81        $ 10.31        $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .14             .20            .29            .09
Net realized and unrealized gain (loss)                         1.13             .09          (4.59)           .22
                                                            --------------------------------------------------------
Total income (loss) from investment operations                  1.27             .29          (4.30)           .31
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.12)           (.36)          (.20)            --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   6.89        $   5.74        $  5.81        $ 10.31
                                                            ========================================================
--------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value2                              22.44%           6.50%        (42.43)%         3.10%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $127,694        $109,328        $62,568        $37,687
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $113,675        $ 66,106        $59,251        $18,361
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                           4.54%           3.73%          4.59%          4.27%
Expenses                                                        1.49%           1.82%          1.66%4         1.74%4
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate5                                          56%             86%           105%            39%

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $64,996,317 and $55,303,255, respectively.

See accompanying Notes to Financial Statements.

                      15 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------


                                                          Six Months                                       Year
                                                               Ended                                      Ended
                                                       Feb. 29, 2000                                   Aug. 31,
Class B                                                  (Unaudited)         1999            1998         19971
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $5.75           $5.76         $10.27         $10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .12             .16            .28            .07
Net realized and unrealized gain (loss)                      1.13             .10          (4.62)           .20
                                                            -----------------------------------------------------
Total income (loss) from investment operations               1.25             .26          (4.34)           .27
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.09)           (.27)          (.17)           --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $6.91           $5.75          $5.76         $10.27
                                                            =====================================================
-----------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value2                           22.06%           5.75%        (42.89)%         2.70%
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $22,056         $18,690        $17,357        $16,471
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $19,920         $15,454        $22,659        $ 7,388
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                        3.76%           2.95%          3.87%          3.35%
Expenses                                                     2.27%           2.58%          2.39%4         2.56%4
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate5                                       56%             86%           105%            39%


1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $64,996,317 and $55,303,255, respectively.

See accompanying Notes to Financial Statements.

                16 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                          Six Months                                       Year
                                                               Ended                                      Ended
                                                       Feb. 29, 2000                                   Aug. 31,
Class C                                                  (Unaudited)         1999            1998         19971
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $        5.73   $        5.76  $       10.26  $       10.00
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .12             .15            .26            .08
Net realized and unrealized gain (loss)                         1.12             .11          (4.60)           .18
                                                       -------------------------------------------------------------
Total income (loss) from investment operations                  1.24             .26          (4.34)           .26
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.09)           (.29)          (.16)            --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $        6.88   $        5.73  $        5.76  $       10.26
                                                       =============================================================
--------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value2                              21.97%           5.68%        (42.87)%         2.60%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $      17,274      $   15,965     $   10,243     $   10,616
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $      15,605      $   10,477     $   12,060     $    5,599
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                           3.75%           2.96%          3.87%          3.34%
Expenses                                                        2.27%           2.58%          2.38%4         2.56%4
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate5                                          56%             86%           105%            39%

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $64,996,317 and $55,303,255, respectively.

See accompanying Notes to Financial Statements.

                      17 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                          Six Months                                       Year
                                                               Ended                                      Ended
                                                       Feb. 29, 2000                                   Aug. 31,
Class Y                                                  (Unaudited)         1999            1998         19971
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    5.72       $    5.81     $    10.31      $   10.00
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .15             .20            .42            .20
Net realized and unrealized gain (loss)                         1.12             .10          (4.71)           .11
                                                           ----------------------------------------------------------
Total income (loss) from investment operations                  1.27             .30          (4.29)           .31
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.13)           (.39)          (.21)           --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    6.86       $    5.72     $     5.81      $   10.31
                                                           ==========================================================
---------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value2                              22.52%           6.77%        (42.38)%         3.10%
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $    1          $    1        $     1         $       1
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $    1          $    1        $     1         $       1
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                           4.67%           3.88%          4.84%          4.75%
Expenses                                                        1.20%           1.68%          1.40%4         1.57%4
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate5                                          56%             86%           105%            39%

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 29, 2000, were $64,996,317 and $55,303,255, respectively.

See accompanying Notes to Financial Statements.

                       18 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS UNAUDITED
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Real Asset Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Advisor). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. (the Manager), a wholly owned subsidiary of the Advisor.

     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in commodity-linked structured notes whose market value and redemption price are linked to commodity indices. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the overall commodities' markets and increases the potential for the notes' volatility relative to the face value of the securities. Fluctuations in value of these securities related to the commodity exposure are recorded as unrealized gains and losses in the accompanying financial statements. As of February 29, 2000, the market value of these securities comprised 33.18% of the Fund's net assets, and resulted in realized and unrealized losses of $32,283,230. The Fund also hedges a portion of the commodity exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

                        19 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies Continued

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of August 31, 1999, the Fund had available for federal income tax purposes and unused capital loss carryover of approximately $48,108,000, which expires between 2005 and 2006.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements.

                        20 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          Six Months Ended February 29, 2000   Year Ended August 31, 1999
                                                 Shares         Amount        Shares         Amount
---------------------------------------------------------------------------------------------------------
Class A
Sold                                           8,368,911    $ 51,624,232      17,245,314    $ 90,733,511
Dividends and/or distributions reinvested        336,236       2,010,634         766,779       3,577,976
Redeemed                                      (9,215,768)    (56,054,693)     (9,734,453)    (51,149,134)
                                              ----------------------------------------------------------
Net increase (decrease)                         (510,621)   $ (2,419,827)      8,277,640    $ 43,162,353
                                              ==========================================================
---------------------------------------------------------------------------------------------------------
Class B
Sold                                             776,169    $  4,752,859       1,423,730    $  7,465,056
Dividends and/or distributions reinvested         45,298         272,221         147,282         686,669
Redeemed                                        (877,567)     (5,305,219)     (1,333,586)     (6,937,778)
                                              ----------------------------------------------------------
Net increase (decrease)                          (56,100)   $   (280,139)        237,426    $  1,213,947
                                              ==========================================================
---------------------------------------------------------------------------------------------------------
Class C
Sold                                             651,932    $  3,981,589       1,685,707    $  8,942,433
Dividends and/or distributions reinvested         38,797         231,933         105,553         492,150
Redeemed                                        (966,104)     (5,579,977)       (783,692)     (4,006,892)
                                              ----------------------------------------------------------
Net increase (decrease)                         (275,375)   $ (1,366,455)      1,007,568    $  5,427,691
                                              ==========================================================
---------------------------------------------------------------------------------------------------------
Class Y
Sold                                                --      $       --              --      $       --
Dividends and/or distributions reinvested           --              --              --              --
Redeemed                                            --              --              --              --
                                              ----------------------------------------------------------
Net increase                                        --      $       --              --      $       --
                                              ==========================================================

                        21 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Securities

As of February 29, 2000, net unrealized appreciation on securities of $18,889,690 was composed of gross appreciation of $19,627,752, and gross depreciation of $738,062.
================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Advisor were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.0% of the first $200 million of average net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the sub-advisory agreement, the Advisor pays the Sub-Advisor the following annual fees: 0.50% of the first $200 million of average net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of the net assets in excess of $800 million. The Fund's management fee for the six months ended February 29, 2000 was 1.00% of average net assets for each class of shares, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate         Class A    Commissions    Commissions     Commissions
                       Front-End       Front-End     On Class A     On Class B      On Class C
                   Sales Charges   Sales Charges         Shares         Shares          Shares
                      On Class A     Retained by    Advanced by    Advanced by     Advanced by
Six Months Ended          Shares     Distributor   Distributor1   Distributor1    Distributor1
----------------------------------------------------------------------------------------------
February 29, 2000       $108,443         $28,125        $11,948        $96,981         $31,337

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                        Class A                  Class B                  Class C
                            Contingent Deferred      Contingent Deferred      Contingent Deferred
                                  Sales Charges            Sales Charges                  Charges
Six Months Ended        Retained by Distributor  Retained by Distributor  Retained by Distributor
-------------------------------------------------------------------------------------------------
February 29, 2000       $                   --                   $68,440                  $4,893

                        22 OPPENHEIMER REAL ASSET FUND

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended February 29, 2000, payments under the Class A plan totaled $124,452, all of which was paid by the Distributor to recipients. That included $1,991 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

                        23 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
4. Fees and Other Transactions with Affiliates Continued

Distribution fees paid to the Distributor for the six months ended February 29, 2000, were as follows:

                                                 Distributor's   Distributor's
                                                     Aggregate    Unreimbursed
                                                  Unreimbursed    Expenses as %
                 Total Payments  Amount Retained      Expenses    of Net Assets
                     Under Plan   by Distributor    Under Plan         of Class
-------------------------------------------------------------------------------
Class B Plan            $99,140        $81,663    $1,348,153              6.11%
Class C Plan             77,703         35,316       102,786              0.60
================================================================================
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may buy and sell futures contracts, primarily to hedge the various commodities exposures inherent in its holdings of structured notes that are linked to commodities indices. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts to hedge against increases in interest rates or decreases in commodity prices and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates or commodity prices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                        24 OPPENHEIMER REAL ASSET FUND

As of February 29, 2000, the Fund had outstanding futures contracts as follows:

                                                                                       Unrealized
                                     Expiration      Number of     Valuation as of     Appreciation
Contract Description                       Date      Contracts   February 29, 2000    (Depreciation)
----------------------------------------------------------------------------------------------------
Contracts to Purchase
COMMODITIES
Agriculture
Corn                                     5/12/00          145        $1,676,225          $ (52,225)
Cotton No. 2                              5/8/00           27           784,005              6,150
Soybean                                  5/12/00           29           748,463             (7,513)
Wheat                                    5/19/00          145         2,003,450           (125,700)
Energy
Brent Crude Oil                          4/13/00          150         3,789,290            205,210
Crude Oil                                3/21/00          309         9,103,050            299,820
Crude Oil                                4/19/00          200         5,725,700             44,300
Gas Oil                                  4/12/00           43           919,125             39,775
Heating Oil                              3/31/00           75         2,230,011            178,164
Natural Gas                              3/29/00           78         1,981,000            172,580
Unleaded Gasoline                        3/31/00           50         1,760,997            213,003
Livestock
Lean Hogs                                4/14/00           48         1,108,640              6,400
Live Cattle                              6/30/00           74         2,031,340                700
Industrial Metals
Copper                                   5/26/00           32           676,475            (38,075)
London Metal Exchange Aluminum           4/18/00           64         2,670,975           (134,975)
London Metal Exchange Zinc               8/15/00           31           935,763            (79,775)
London Metal Exchange Zinc               6/20/00           20           552,500             (4,750)
Precious Metals
Gold (100 oz.)                           4/26/00           24           685,920             20,160
Platinum                                 4/25/00            5           101,750             16,175
Silver                                   5/26/00           11           294,660            (13,720)
Softs
Coffee, Cl. C                            5/18/00           13           547,800            (58,350)
Orange Juice                             5/10/00           21           260,565               (533)
Sugar #11                                4/28/00           17           107,957            (12,946)
INDICES
Goldman Sachs Commodities Index          3/15/00          129         6,816,038            148,350
                                                                                       ------------
                                                                                           822,225
                                                                                       ------------
Contracts to Sell
Energy
Unleaded Gasoline                        4/28/00          200         7,344,225           (123,375)
                                                                                       ------------
                                                                                          $698,850
                                                                                       ============

                        25 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
6. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended February 29, 2000, was as follows:

                                         Call Options                Put Options
                             ---------------------------------------------------
                             Number of      Amount of     Number of    Amount of
                               Options       Premiums      Options      Premiums
--------------------------------------------------------------------------------
Options outstanding as of
August 31, 1999                    200      $  32,000        300      $ 187,000
Options written                    325        104,725        200        137,000
Options closed or expired         (325)      (104,725)      (500)      (324,000)
Options exercised                 (200)       (32,000)        --             --
                             ---------------------------------------------------
Options outstanding as of
February 29, 2000                   --      $      --         --      $      --
                             ===================================================

                        26 OPPENHEIMER REAL ASSET FUND

================================================================================
7. Illiquid or Restricted Securities

As of February 29, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of February 29, 2000, was $8,259,055, which represents 4.94% of the Fund's net assets.

================================================================================
8. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended February 29, 2000.

                        27 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
OPPENHEIMER REAL ASSET FUND
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees    James C. Swain, Trustee and Chairman of the Board
                         Bridget A. Macaskill, Trustee and President
                         William H. Armstrong, Trustee
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         George C. Bowen, Trustee
                         Edward L. Cameron, Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Ned M. Steel, Trustee
                         Russell Read, Vice President
                         John S. Kowalik, Vice President
                         Andrew J. Donohue, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.
================================================================================
Sub-Advisor              Oppenheimer Real Asset Management, Inc.
================================================================================
Distributor              OppenheimerFunds Distributor, Inc.
================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent
================================================================================
Custodian of             The Bank of New York
Portfolio Securities
================================================================================
Independent Auditors     Deloitte & Touche LLP
================================================================================
Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.
================================================================================
Special Counsel          Kramer, Levin, Naftalis & Frankel


                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Real Asset Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Real Asset Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

                       28 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
OPPENHEIMER FUNDS FAMILY
--------------------------------------------------------------------------------

================================================================================
Global Equity
                Developing Markets Fund            Global Fund
                International Small Company Fund   Quest Global Value Fund
                Europe Fund                        Global Growth & Income Fund
                International Growth Fund

================================================================================
Equity
                Stock                              Stock & Bond
                Enterprise Fund1                   Main Street(R) Growth &
                Discovery Fund                      Income Fund
                Main Street(R) Small Cap Fund      Quest Opportunity Value Fund
                Quest Small Cap Value Fund         Total Return Fund
                MidCap Fund                        Quest Balanced Value Fund
                Capital Appreciation Fund          Capital Income Fund2
                Growth Fund                        Multiple Strategies Fund
                Disciplined Value Fund             Disciplined Allocation Fund
                Quest Value Fund                   Convertible Securities Fund
                Trinity Growth Fund
                Trinity Core Fund                  Specialty
                Trinity Value Fund                 Real Asset Fund
                                                   Gold & Special Minerals Fund

================================================================================
Fixed Income
                Taxable                            Municipal
                International Bond Fund            California Municipal Fund3
                World Bond Fund                    Main Street(R)California
                High Yield Fund                     Municipal Fund3
                Champion Income Fund               Florida Municipal Fund3
                Strategic Income Fund              New Jersey Municipal Fund3
                Bond Fund                          New York Municipal Fund3
                Senior Floating Rate Fund          Pennsylvania Municipal Fund3
                U.S. Government Trust              Municipal Bond Fund
                Limited-Term Government Fund       Insured Municipal Fund
                                                   Intermediate Municipal Fund
                                                   Rochester Division
                                                   Rochester Fund Municipals
                                                   Limited Term New York
                                                       Municipal Fund

================================================================================
Money Market4
                Money Market Fund                  Cash Reserves

1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.

2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."

3. Available to investors only in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

                       29 OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
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